FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000

                          Check here if Amendment [x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             312 West State Street, Suite B
                             Kennett Square, PA 19348

                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                  statements, schedules, lists, and tables, are
                          considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen
-----------------------------
Kennett Square, PA
-----------------------------
As of May 15, 2000
-----------------------------
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  32

Form 13F Information Table Value Total:              $ 147,541 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.

                                                     FORM 13F INFORMATION TABLE

                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED   NONE
 --------------          --------------   -----   ----------------  ----------------  --------     ----    ------   ----
ABERCROMBIE & FITCH CO     COM          002896207   6638.4  414900           SH  SOLE             414900
ADMINISTAFF INC            COM          007094105   9404.3  239600           SH  SOLE             239600
CIRCUIT CITY STORES INC    COM          172737108   5673.5   93200           SH  SOLE              93200
CCC INFO SRVC GRP INC      COM          12487Q109   4027.9  187350           SH  SOLE             187350
CCC INFO SRVC GRP INC      COM          12487Q109    645.0   30000           SH  SOLE              30000
CENTURA SOFTWARE CORP      COM          15640W103    309.3   30000           SH  SOLE              30000
CSG SYS INTL INC           COM          126349109   6565.2  134500           SH  SOLE             134500
EDUCATION MANAGEMENT CORP  COM          28139T101   4019.4  278400           SH  SOLE             278500
EGGHEAD.COM INC            COM          282330109     79.4   11300           SH  SOLE              11300
FLOWERS INDUSTRIES INC     COM          343496105    455.6   30000           SH  SOLE              30000
GENTEX CORP                COM          371901109  28204.4  760999           SH  SOLE             760999
GENTEX CORP                COM          371901109   7986.9  215500           SH  SOLE             215500
HYPERION SOLUTIONS         COM          44914M104   3193.1   98250           SH  SOLE              98250
INVESTMENT TECH GRP INC    COM          461450108  12562.3  356378           SH  SOLE             356378
INVESTMENT TECH GRP INC    COM          461450108   1110.3   31500           SH  SOLE              31500
INFOUSA INC NEW            COM          456818301   2200.7  157900           SH  SOLE             157900
CIRCUIT CITY STORES INC    CARMAX       172737306   5716.3 1725700           SH  SOLE            1725700
CIRCUIT CITY STORES INC    CARMAX       172737306   2962.3  894300           SH  SOLE             894300
LEGATO SYSTEMS INC         COM          524651106    647.1   14500           SH  SOLE              14500
MEDICALOGIC INC            COM          584642102    564.7   32500           SH  SOLE              32500
MOORE HANDLEY INC          COM          615762101    154.5  103000           SH  SOLE             103000
IMS HEALTH INC             COM          449934108  17953.7 1060000           SH  SOLE            1060000
IMS HEALTH INC             COM          449934108   2625.3  155000           SH  SOLE             155000
TRAVIS BOATS & MOTORS INC  COM          894363100   5742.5  433400           SH  SOLE             433400
TRAVIS BOATS & MOTORS INC  COM          894363100   1159.3   87500           SH  SOLE              87500
TWINLAB CORP               COM          901774109    822.2  115400           SH  SOLE             115400
TRIZETTO GROUP INC         COM          896882107   2436.8   70000           SH  SOLE              70000
WHOLE FOODS MARKET INC     COM          966837106   4139.6   99900           SH  SOLE              99900
WHOLE FOODS MARKET INC     COM          966837106    269.3    6500           SH  SOLE               6500
WABASH NATIONAL CORP       COM          929566107   5922.3  415600           SH  SOLE             415600
WABASH NATIONAL CORP       COM          929566107   1524.7  107000           SH  SOLE             107000
ZEBRA TECHNOLOGIES CORP    COM          898207105   1825.0   36500           SH  SOLE              36500

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